Equity	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Equity
16.
Equity
(a)
Share capital and Share Premium

The total number of shares to be issued by the Parent Company is 500,000,000 shares, the number of shares issued is 500,000,000 shares (December 31, 2023: 357,815,700 shares), and the par value per share is ~~W~~5,000.

The Parent Company conducted a paid-in capital increase as below based on the resolution of the board of directors on December 18, 2023, and the newly issued shares were listed on the Korea Exchange (KRX) on March 26, 2024.

With the new shares of common stock, the share capital increased by ~~W~~710,921 million to ~~W~~2,500,000 million.

Classification	Description
Purpose	Funding for capital and operating expenditures and repayment of debts

Type of shares issued	Common stock
Number of shares issued	142,184,300 shares
The amount per shares	~~W~~ 9,090
16.
Equity, Continued

Capital surplus as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Share premium	₩	2,251,113	2,821,006
Other capital surplus		—	(47,419)
Total	₩	2,251,113	2,773,587

(b)
Reserves

Reserves consist mainly of the following:

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of overseas subsidiaries and others.

Other comprehensive income (loss) from associates

The other comprehensive income (loss) from associates comprises the amount related to change in equity of investments in equity accounted investees.

Other comprehensive income (loss) held for sale

The other comprehensive income (loss) held for sale comprises the translation reserve from the disposal groups held for sale.

Reserves as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Foreign currency translation differences	₩	548,792	1,025,319
Other comprehensive loss from associates		(32,816)	(29,496)
Other comprehensive income held for sale		—	291,363
Total	₩	515,976	1,287,186

16.
Equity, Continued

The movement in reserves for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	Loss on valuation of derivatives		Foreign currency translation differences	Other comprehensive income (loss) from associates (excluding remeasurements)	Other comprehensive income (loss) held for sale	Total
January 1, 2022	₩	(9,227)	566,651	(20,282)	—	537,142
Change in reserves		9,227	(57,031)	(9,710)	—	(57,514)
December 31, 2022		—	509,620	(29,992)	—	479,628
January 1, 2023		—	509,620	(29,992)	—	479,628
Change in reserves		—	39,172	(2,824)	—	36,348
December 31, 2023		—	548,792	(32,816)	—	515,976
January 1, 2024		—	548,792	(32,816)	—	515,976
Change in reserves		—	476,527	3,320	291,363	771,210
December 31, 2024	₩	—	1,025,319	(29,496)	291,363	1,287,186

(c)
Retained earnings (accumulated deficit) as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Legal reserve (*)	₩	235,416	235,416
Other reserve		68,251	68,251
Defined benefit plan actuarial income (loss)		47,087	(84,833)
Unappropriated retained earnings (accumulated deflict)		2,325,260	(237,346)
Total(*)	₩	2,676,014	(18,512)

(*) The Commercial Code of the Republic of Korea requires the Parent Company to appropriate, as a legal reserve, an amount equal to a minimum of 10% of cash dividends paid until such reserve equals 50% of its issued share capital. The reserve is not available for the payment of cash dividends, but may be transferred to share capital or used to reduce accumulated deficit.